Share Based Compensation Expenses - Schedule of Share Based Compensation Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Included in:
Share based compensation expenses	¥ 20,501	¥ 27,757	¥ 191,632
Share Options Issued by Company to Employees [Member]
Included in:
Share based compensation expenses	19,293	27,757	191,583
Restriction of ordinary shares held by the Founder [Member]
Included in:
Share based compensation expenses			49
Acquisition of equity interests from non-controlling shareholders [Member]
Included in:
Share based compensation expenses	1,208
Cost Of Revenues [Member]
Included in:
Share based compensation expenses	6,119	13,651	26,486
Sales And Marketing Expense [Member]
Included in:
Share based compensation expenses	1,399	(2,902)	51,742
Research And Development Expenses [Member]
Included in:
Share based compensation expenses	2,459	1,887	49,046
General And Administrative Expense [Member]
Included in:
Share based compensation expenses	¥ 10,524	¥ 15,121	¥ 64,358